UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         Pre-Effective Amendment No. __                 [ ]
                         Post-Effective Amendment No. 2                 [X]

                                      and

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                Amendment No. 2
                      (Check appropriate box or boxes)


         -----------------------------------------------------------

               WIRELESS FUND  File Nos. 333-94671 and 811-09781
              (Exact Name of Registrant as Specified in Charter)

                     480 North Magnolia Avenue, Suite 103
                             El Cajon, CA 92020
                   (Address of Principal Executive Offices)

                                 1-619-588-9700
                        (Registrant's Telephone Number)

         -----------------------------------------------------------

                              AGENT FOR SERVICE:

                               Ross C. Provence
                                 Wireless Fund
                     480 North Magnolia Avenue, Suite 103
                              El Cajon, CA 92020

         -----------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on (date) pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         -----------------------------------------------------------

                                    PART A

                                WIRELESS FUND

                                  Prospectus

[Outside front cover]

WIRELESS FUND
Ticker WIREX

For Investors Seeking Long-Term Growth of Capital

Prospectus
August 1, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

WIRELESS FUND
480 North Magnolia Avenue, Suite 103
El Cajon, California 92020

TABLE OF CONTENTS

The Fund                                                        4
The Objective of the Fund                                       4
The Principal Investment Strategies and Policies of the Fund    4
The Investment Selection Process Used by the Fund               5
The Principal Risks of Investing in the Fund                    6
Who Should Invest                                               7
Performance History                                             8
Costs of Investing in the Fund                                  9
Expense Example                                                 9
Additional Investment Strategies  and Risk Considerations      10
Who Manages the Fund                                           12
The Investment Adviser                                         12
How to Buy and Sell Shares                                     13
Pricing of Fund Shares                                         13
Investing in the Fund                                          14
Minimum Investments                                            14
Types of Account Ownership                                     15
Instructions For Opening and Adding to an Account              16
Telephone and Wire Transactions                                17
Tax-Deferred Plans                                             18
Types of Tax-Deferred Accounts                                 18
Automatic Investment Plans                                     19
Instructions for Selling Fund Shares                           20
Additional Redemption Information                              21
Shareholder Communications                                     23
Dividends and Distributions                                    23
Taxes                                                          24
Financial Highlights                                           25
Board of Trustees                                              26
Other Information                                              27
Where To Go For Information                                    27

Prospectus 2

YOUR GUIDE TO THE PROSPECTUS

This Prospectus is designed to help you make an informed decision about whether investing in the Wireless Fund is appropriate for you. Please read it carefully before investing and keep it on file for future reference. To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Fund, Who Manages the Fund and How to Buy and Sell Shares. Each
section is organized to help you quickly identify the information that you are looking for. The first section, The Fund, tells you four important things about the Fund that you should know before you invest:

* The Fund's investment objective - what the Fund is trying to achieve.

* The principal investment strategies of the Fund - how the Fund tries to meet its investment objective.

* The Fund's method of selecting investments - how the Fund chooses its primary investments.

* Risks you should be aware of - the principal risks of investing in the Fund.The other sections of the Prospectus - Who Manages the Fund and How to Buy and Sell Shares - provide you with information about the Fund's management, the services and privileges available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.

Prospectus 3

THE FUND

WIRELESS FUNDTHE OBJECTIVE OF THE FUND

* The Wireless Fund seeks long-term growth of capital.

The Principal Investment Strategies and Policies of the Fund

* The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in both small and large companies, without regard to their size.

THE FUND

* The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

[Side panel: The Fund's daily shareprice can be found at the Wireless Fund Website at http://www.wireless-fund.com or by calling 1-800-590-0898.]

[Side panel: The Fund's objective may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[Side panel: Market capitalization is the most commonly used measure of the size and value of a company. A company's market capitalization is computed by multiplying the current shareprice by the total number of shares outstanding. There is no limitation to market capitalization for the Wireless Fund.]

Prospectus 4

* The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

* Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.

THE INVESTMENT SELECTION PROCESS USED BY THE FUND

Value Trend Capital Management, LP, the investment adviser follows a growth investment strategy for the Wireless Fund. Its investment objective is to seek long-term growth of capital by investing primarily in common and preferred stocks and warrants or other rights and convertible securities.The Adviser uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

[Side panel: MUTUAL FUNDS GENERALLY emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in shareprice. The Wireless Fund invests with an emphasis on "growth". Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of shareprice fluctuations.]

[Side panel: All mutual funds must elect to be "diversified" or "non-diversified." As a non-diversified portfolio, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.]

Prospectus 5

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

Risks in General
Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is the risk the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Fund. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks
The Wireless Fund invest primarily in common stocks, which subjects the Fund and their shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's shareprice may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's shareprice may also decline if its earnings or revenues fall short of expectations.

[Side panel: FUNDAMENTAL VS. TECHNICAL ANALYSIS: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis" which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser relies on both fundamental and technical analysis in selecting portfolio securities for the Fund.]

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock

Prospectus 6
prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Risk of Non-Diversification
As previously mentioned, the Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified". Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Industry RiskIndustry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development within the wireless industry, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by these companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the Fund in the wireless industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

Small Company Risk
The  Fund  may  invest  a  substantial  portion  of  its  assets  in  small  and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.

WHO SHOULD INVEST

The  Fund may be  suitable  for you if:
* You are seeking long-term growth of capital - at least five years.
* You can tolerate greater risks associated with common stock investments.
* You are not looking for current income.
* You characterize your investment temperament as "aggressive".
* You are seeking a fund that emphasizes investments in a focused group of common stocks.
* You are willing to accept significant fluctuations in shareprice.
* You are not  pursuing  a  short-term  goal or  investing  emergency  reserves.

Prospectus 6

PERFORMANCE HISTORY

Performance information is presented for the Wireless Fund on Pages 8 and 9 respectively. The bar chart show the calendar year total return for the Fund's full year of operation since inception, together with the best and worst quarters since inception. The accompanying table compares the Fund's performance to that of a broad-based securities market index. The bar chart and accompanying table provides some indication of the risks of investing in the Fund, by showing changes in the Fund's performance and by comparing the Fund's performance with a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past results (before and after taxes) are not an indication of future performance.

WIRELESS FUND (Inception 4/3/2000)

2001 Total Return as of 12/31/01

[VERTICAL BAR CHART]

-54.26%

2001

Best Quarter (12/31/01) + 25.00%
Worst Quarter (3/31/01) - 46.29%



                                                                        Since
AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED 3/31/02       1 Year     Inception
================================================================================
WIRELESS FUND
  Return Before Taxes                                     -31.25%      -55.04%
  Return After Taxes on Distributions(1)                  -31.25%      -55.04%
  Return After Taxes on Distributions and Sale of
    Fund Shares(2)                                        -19.02%      -39.89%

NASDAQ Composite Index (3)                                + 0.61%      -36.42%
S&P 500 Index(4)                                          + 0.24%      -11.43%
  (reflects no deduction for expenses or taxes)
================================================================================


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) When the return after-taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

(3) The NASDAQ Composite Index is an unmanaged index which averages the trading prices of over 5,000 common stocks listed on the NASDAQ Stock Market.


(4) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


Prospectus 8

COSTS OF INVESTING IN THE FUND

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Wireless Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily shareprice.

Shareholder Fees                                        Wireless Fund

(fees paid directly from your investment)                   None
Sales Charge (Load) Imposed on Purchases                    None
Deferred Sales Charge (Load)                                None
Sales Charge (Load) Imposed on Reinvested Dividends         None
Exchange Fee                                                None
Redemption Fee                                              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                             1.95%
12b-1 Distribution Fees                                     None
Other Expenses                                              None
Total Annual Fund Operation Expenses                        1.95%


EXPENSE EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Shareholder
  transaction
  expenses           One Year         Three Years       Five Years     Ten Years
Your costs:
  Wireless Fund        $198             $612              $1,052         $2,275

[Side panel: The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

[Side panel: UNDERSTANDING EXPENSES: Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee. Their effect is already factored into the Fund's daily shareprice and returns.]

Prospectus 9

ADDITIONAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

General
The Wireless Fund invest primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Special Situations
The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company's allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

Portfolio Turnover
The Fund generally purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. Changes are made in the Fund's portfolio whenever the Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Options and Other Derivatives
The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to

Prospectus 10
analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Foreign Securities
There is no limitation to investing in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Fixed Income Securities
Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Short Sales
The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, Standard & Poor's Depository Receipts, Diamonds Trust, NASDAQ 100 Trust, and Merrill Lynch HOLDRs Trust. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.

Prospectus 11

WHO MANAGES THE FUNDTHE INVESTMENT ADVISER

Value Trend Capital Management, LP, is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The Fund's investment portfolio is managed on a day-to-day basis by Value Trend Capital Management, LP, under the general oversight of the Board of Trustees.

Value Trend Capital Management, LP, was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations. The address of Value Trend Capital Management, LP, is 480 North Magnolia Avenue, Suite 103, El Cajon, Ca 92020. The General Partners of Value Trend Capital Management, LP, are Ross C. Provence and Jeffrey R. Provence who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP, for purposes of the 1940 Act.

Value Trend Capital Management, LP, manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, partners, or employees of Value Trend. Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, borrowing expenses (such as (a) interest and (b) dividends on short sales), brokerage commissions and extraordinary expenses. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund.

SUB-ADVISER

Berkshire Capital Holdings, Inc. ("Berkshire Capital"), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Investment Adviser. Berkshire Capital Holdings, Inc., is located at 475 Milan Drive, Suite #103, San Jose, California 95134. Prospectus 12

Malcolm R. Fobes III is the Chairman and Chief Executive Officer of Berkshire Capital. He has been the portfolio manager of the Berkshire Focus Fund since its inception in 1997 and the Berkshire Technology Fund since its inception in 1999. Mr. Fobes founded Berkshire Capital Holdings, Inc. in 1993, where he has been responsible for directing the company's investment programs in both public and private companies located in Slicon Valley. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Investment Adviser pays the Sub-Adviser compensation at the annual rate of 0.35% of the Fund's average daily net assets from the Investment Adviser's fee.

HOW TO BUY AND SELL SHARES

PRICING OF FUND SHARES

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Assets Value = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

Prospectus 13

INVESTING IN THE FUND

You may purchase shares directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application. (To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-800-590-0898 or visit our website at www.wireless-fund.com to download an application. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

MINIMUM INVESTMENTS
                                Initial         Additional
Regular Account                 $5,000            $100
Automatic Investment Plan       $2,500            $100*
IRA Account                     $1,000            $100
*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the
Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in

[Side  panel:  INVESTMENTS  MADE  THROUGH  BROKERAGE  FIRMS OR  OTHER  FINANCIAL
INSTITUTIONS: If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Prospectus 14
shareprice. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

TYPES OF ACCOUNT OWNERSHIP

You can establish the following types of accounts by completing a Shareholder Account Application:

* Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

* A Gift or Transfer to Minor (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

* Trust
An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

* Business Accounts
Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

* IRA Accounts
See "Tax-Deferred Plans" on page 18.

Prospectus 15

INSTRUCTIONS FOR OPENING AND ADDING TO AN ACCOUNT

TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

By Mail                                   By Mail

Complete and sign the Shareholder         Complete the investment slip that is
Application or an IRA Application         included with your account statement,
                                          and write your account number on
Make your check payable to                your check.  If you no longer have
Wireless Fund                             your investment slip, please reference
* For IRA accounts, please specify        your name, account number, and
  the year for which the contribution     address on your check
  is made.

Mail your application and check to:       Mail the slip and the check to:

Wireless Fund                             Wireless Fund
c/o Mutual Shareholder Services           c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C            8869 Brecksville Road, Suite C
Brecksville, Ohio 44141                   Brecksville, Ohio 44141

By overnight courier, send to:

Wireless Fund
c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C
Brecksville, Ohio 44141

Prospectus 16

TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

By Wire                                   By Wire

Call 1-877-59-FUNDS for instructions      Send you investment to US Bank, N.A.
and to obtain an investor account         by following the instructions listed
number or IRA account number prior        in the column to the left.
to wiring to the fund.

Send your investments to US Bank, N.A.
with these instructions:
* US Bank, N.A.
* ABA #: 0420-0001-3
* Attn:  Wireless Fund
* DDA #: 821661675
* Account Name (shareholder name)
Include Social Security Number or Tax ID
* Shareholder Account Number

Prospctus 17

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

TAX-DEFERRED PLANS

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

US Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

TYPES OF TAX-DEFERRED ACCOUNTS

* Traditional IRA
An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

* Roth  IRA
An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

* Spousal IRA
An IRA funded by a working spouse in the name of a non-earning spouse.

* SEP-IRA
An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

* Keogh or Profit Sharing  Plans
These  plans  allow   corporations,   partnerships   and   individuals  who  are
self-employed to make tax-deductible contributions of up to $30,000 for each person covered by the plans.

* 403(b) Plans
An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

* 401(k)  Plans
Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

AUTOMATIC INVESTMENT PLANS

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $2,500 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

Prospectus 19

FOR INVESTING

Automatic Investment Plan               Payroll Direct Deposit Plan

For making automatic investments        For making automatic investments from
from a designated bank account.         your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

INSTRUCTIONS FOR SELLING FUND SHARES

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:
* The names(s) and signature(s) of all account owners.
* Your account number.
* The dollar or share amount you want to sell.
* Where to send the proceeds.
* If redeeming from your IRA, please note applicable withholding requirements.
* Obtain a signature guarantee or other documentation, if required.

Prospectus 20

Mail your request to:                   By overnight courier, send to:

Wireless Fund                           Wireless Fund
c/o Mutual Shareholder Services         c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C          8869 Brecksville Road, Suite C
Brecksville, Ohio 44141                 Brecksville, Ohio 44141

By Telephone

* You will automatically be granted     * You will not be able to redeem by
telephone redemption privileges         telephone and have a check sent to
unless you decline them in writing      your address of record for a period
or indicate on the appropriate sec-     15 days following an address change.
tion of the account application that
you decline this option.  Otherwise,    * Unless you decline telephone
you may redeem Fund shares by           privileges in writing or on your
calling 1-877-59-FUNDS.  Redemption     account application, as long as the
proceeds will only be mailed to your    Fund takes reasonable measures to
address of record.                      verify the order, you may be respon-
                                        sible for any fraudulent telephone
                                        order.
* You may only redeem a maximum of
$25,000 per day by telephone.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1-877-59-FUNDS.

ADDITIONAL REDEMPTION INFORMATION
Signature Guarantees
Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

* If you change ownership on your account.

* If you request the redemption proceeds to be sent to a different address than that registered on the account.

* If the proceeds are to be made payable to someone other than the account's owner(s).


* If a change of address request has been received by the Transfer Agent within the last 15 days.

* If you wish to redeem $25,000 or more from any shareholder account.

Prospectus 21

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-877-59-FUNDS.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Address Changes
To change the address on your account, call the Transfer Agent at 1-877-59-FUNDS or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership
In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Redemption Initiated by the Fund
Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $5,000. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $5,000 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $5,000 because of market performance. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Prospectus 22

SHAREHOLDER COMMUNICATIONS

Account Statements
Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations
Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings
Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-877-59-FUNDS or send a written notification to:

Wireless Fund
c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C
Brecksville, Ohio 44141

[Side panel: WHAT IS A REDEMPTION? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND: The Fund intends to make payments for all redemptions in cash, however, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares.]

Prospectus 23

TAXES

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

[Side panel: WHAT IS A DISTRIBUTION? As a shareholder, you are entitled to your share of the Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]

[Side panel: WHEN A FUND makes a distribution to its shareholders, the shareprice of the Fund drops by the amount of the distribution, net of any market fluctuations.]

[Side panel: "Buying a Dividend" If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as "buying a dividend". In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund's distribution schedule before you invest.]

Prospectus 24

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate you would have lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request and incorporated by reference in the Statement of Additional Information.

WIRELESS FUND (For period ended MARCH 31, 2002)
Per Share Data for a Share
Outstanding Throughout Each Period

                                              4/01/2001        4/03/2000(A)
                                                  to               to
                                              3/31/2002        3/31/2001
                                              ---------        ---------
Net Asset Value -
     Beginning of Period                       $ 5.92          $ 20.00
Net Investment Income                           (0.09)(B)        (0.23)(B)
Net Gains or Losses on Securities
     (realized and unrealized)                  (1.76)          (13.85)
                                                ------          -------
Total from Investment Operations                (1.85)          (14.08)
Net Asset Value -
     End of Period                             $ 4.07           $ 5.92
Total Return                                   (31.25)%         (70.40)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)           8,372           10,519

Ratio of Expenses to Average Net Assets          1.95%            1.95% (C)
Ratio of Net Income to Average Net Assets       -1.70%           -1.60% (C)
Portfolio Turnover Rate                         50.52%          247.88% (C)

(A) Commencement of operations.
(B) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
(C) Annualized.


Prospectus 25

BOARD OF TRUSTEES
Ross C. Provence
Bradley J. DeHaven
Jeffrey R. Provence
Thomas H. Addis III
George Cossolias, CPA

OTHER INFORMATION

The following parties provide the Fund with administrative and other services.
Custodian                       Transfer Agent
US Bank, N.A.                   Mutual Shareholder Services, LLC
425 Walnut Street               8869 Brecksville Road, Suite C
Cincinnati, Ohio, 45202         Brecksville, Ohio 44141

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Where To Go For Information: For shareholder inquiries, please call toll-free in the U.S. at 1-800-590-0898. You will also find more information about the Wireless Fund in the following documents:Annual Report: Our annual report lists the holdings of the Fund, describe the Fund's performance, includes financial statements for the Fund, and discusses the market conditions and strategies that significantly affected the Fund's performance.

Statement of Additional Information: The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus. Prospectus 26

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS
1. Call or write for one,and a copy will be sent without charge.
Wireless Fund
480 N. Magnolia Avenue,
Suite 103El Cajon, CA 92020
1-800-590-0898

2. Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C. Public Reference Section of the SECWashington D.C. 20549-0102
1-202-942-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.  Go  to  the  SEC's   website   (www.sec.gov)   and   download  a   text-only
version.
WIRELESS FUND                   SEC file number 811-09781

Prospectus 27

[Outside back cover]

Wireless Fund
480 North Magnolia Avenue, Suite 103
El Cajon, California 92020

                                    PART B


                                 WIRELESS FUND


                      480 North Magnolia Avenue, Suite 103
                           El Cajon, California 92020
                                 (800) 590-0898


                      STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2002


     This Statement of Additional Information ("SAI") is not a prospectus. This Statement of Additional Information relates to the WIRELESS FUND Prospectus dated August 1, 2002, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from WIRELESS FUND at, 480 North Magnolia Avenue, Suite 103, El Cajon, California 92020 or by calling 800-590-0898.


                                TABLE OF CONTENTS

FUND HISTORY                                                    1
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS           1
MANAGEMENT OF THE TRUST                                         3
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES             5
INVESTMENT ADVISORY AND OTHER SERVICES                          5
SUB-ADVISER                                                     6
TRANSFER AGENT                                                  6
CUSTODIAN                                                       6
AUDITORS                                                        6
FINANCIAL STATEMENTS                                            6
BROKERAGE ALLOCATION AND OTHER PRACTICES                        6
DESCRIPTION OF THE TRUST                                        7
PURCHASE, PRICING AND REDEMPTION                                8
TAXATION                                                        9
CALCULATION OF PERFORMANCE DATA                                11

FUND HISTORY


     The Wireless Fund, is an open-end, non-diversified series of Wireless Trust (the "Trust"). The trust was organized on January 13, 2000, as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") and is authorized to issue an indefinite number of shares of beneficial interest.


     The Wireless Fund was organized on January 13, 2000. The Board of Trustees of the Trust is responsible for managing the business affairs of the Fund.


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS


     The Trust is registered with the Securities and Exchange Commission as an open-end management investment company.


     NON-DIVERSIFICATION: The Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.


     The investment objective and policies of the Fund ("Fund") of Wireless Fund (the "Trust") is summarized in the Prospectus under "The Fund" and "The Principal Risks of Investing in the Fund." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).


     The following investment restrictions are fundamental policies of the fund.


     The fund will not:


     1. Borrow money in excess of 25% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.


     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.


     3. Purchase or sell real estate.


     4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.


     5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.


     6. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.


     Although the Fund is permitted to borrow money to a limited extent, the Fund currently does not intends to do so.


     In addition to the foregoing fundamental investment restrictions, it is contrary to the Fund's present policy, which may be changed without shareholder approval, to:


     Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust or the person designated by the Trustees to make such determinations to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

     All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


     The Fund reserves the right to assume a temporary defensive position by investing in preferred stocks, bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in the judgment of the Adviser, economic and market conditions make such a course desirable.


     Concentrating investments in a particular industry or group of industries is commonly referred to as "industry risk". Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. The Fund concentrate investments in the wireless industry, and is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development of the wireless industry, there is the risk that the products and services developed by similar companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by similar companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by Fund in the wireless industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.


     OTHER INVESTMENTS: In connection with its investment objective and policies Fund (except as otherwise indicated) may invest in the following types of securities which can involve certain risks:


Small Companies


     The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.


Options and Other Derivatives


     The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.


     Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. the Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.


Foreign Securities


     There is no limitation to investing in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


Fixed Income Securities


     Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.


     Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.


Short Sales


     The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, Standard & Poor's Depository Receipts, Diamonds Trust, NASDAQ 100 Trust, and Merrill Lynch HOLDRs Trust. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.


MANAGEMENT OF THE TRUST


     The business of the Fund is managed under the direction of its Board of Trustees in accordance with the Declaration of Trust of the Wireless Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees is responsible to manage the fund under the laws of the State of Massachusetts. Pursuant to the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:



                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                              TERM OF         PRINCIPAL        IN FUND        OTHER
                               POSITION(S)    OFFICE AND      OCCUPATION(S)    COMPLEX        DIRECTORSHIPS
                               HELD WITH      LENGTH OF       DURING PAST      OVERSEEN       HELD BY
NAME, ADDRESS AND AGE          THE TRUST      TIME SERVED     FIVE YEARS       BY TRUSTEE     TRUSTEE

INTERESTED TRUSTEES AND OFFICERS


Ross C. Provence*, (64)        Trustee and    Indefinite      General Partner,      1         Blue Chip
480 North Magnolia Ave #103    President      term; Since     Value Trend Capital             Investor Fund
El Cajon, CA 92020                            2000            Management, LP
                                                              (1995-Present)

Bradley J. DeHaven*, (36)     Trustee and     Indefinite      Owner of DeHaven      1         None
9528 Blossom Valley Road      Vice President  term; Since     Enterprises
El Cajon, California 92021                    2000            (1991-Present)


Jeffrey R. Provence*, (32)     Trustee,       Indefinite      General Partner,      1         Blue Chip
480 N. Magnolia Ave. #103      Secretary,     term; Since     Value Trend Capital             Investor Fund,
El Cajon, CA 92020             and Treasure   2000            Management, LP                  Private Asset
                                                              (1995-Present),                 Management Funds
                                                              CEO, Premier Fund
                                                              Solutions
                                                              (2001-Present)


-------------------------------------------------------------------------------------------------------------
* Trustees who are considered "interested persons" as defined in Section
  2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------
Thomas H. Addis III (56)       Independent    Indefinite      President, Medallion  1         None
                               Trustee        term; Since     Golf Management
                                              2000            (1999-Present)


George Cossolias, CPA (66)     Independent    Indefinite      Owner, George                  Blue Chip
                               Trustee        term; Since     Cossolias & Co., CPA's         Investor Fund
                                              2000            (1972-present)

-------------------------------------------------------------------------------------------------------------



BOARD INTEREST IN THE FUNDS

As of March 31, 2002, the Trustees owned the following amounts in the Funds:
--------------------------------------------------------------------------------------------------------
                                                AGGREGATE DOLLAR RANGE
                           DOLLAR RANGE OF      OF EQUITY SECURITIES IN
                           EQUITY SECURITIES    ALL REGISTERED INVESTMENT
                           IN THE WIRELESS      COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE            FUND                 IN FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------
Ross C. Provence*          None                 None
Bradley J. DeHaven*        None                 None
Jeffrey R. Provence*       $1-$10,000           $1-$10,000
Thomas H. Addis            None                 None
George Cossolias, CPA      None                 None
--------------------------------------------------------------------------------------------------------

*  Trustees  who are  considered  "interested  persons"  as  defined  in Section
2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.


COMPENSATION

Trustee fees are paid by Value Trend Capital Management, LP. Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Funds. The compensation paid to the Trustees for the year ended March 31, 2002 is set forth in the following table:

                                          PENSION OR
                         AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL
                         COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON       TOTAL COMPENSATION
NAME AND POSITION        FROM THE FUNDS   FUND EXPENSES         RETIREMENT          FROM FUNDS
--------------------------------------------------------------------------------------------------------
Ross C. Provence                $0             $0                    $0                    $0
Trustee and President

Bradley J. DeHaven              $0             $0                    $0                    $0
Trustee and Vice President

Jeffrey R. Provence             $0             $0                    $0                    $0
Trustee, Secretary and
Treasurer


Thomas H. Addis III           $500             $0                    $0                  $500
Independent Trustee

George Cossolias CPA          $500             $0                    $0                  $500

--------------------------------------------------------------------------------------------------------

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of March 31, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

WIRELESS FUND
                                                    PERCENT       TYPE OF
NAME AND ADDRESS                        SHARES      OWNERSHIP     OWNERSHIP
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.         788,165.936       38.31%       Record
For Benefit of Customers
Mail Stop DEN2-02-052
9601 East Panorama Circle
Englewood, Colorado 80112-3441

National Investors Services Corp.  278,256.364       13.53%       Record
For Benefit of Customers
55 Water Street, 32nd Floor
New York, New York 10041-0028

     Based on the foregoing, Charles Schwab & Co., Inc. could be deemed to own a controlling interest in the Wireless Fund (i.e., more than 25% of a Fund's outstanding shares). Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.

     As of March 31, 2002, the Trustees and officers of the Trust owned of record or beneficially less than 1% of the Wireless Fund's outstanding shares.


INVESTMENT ADVISORY AND OTHER SERVICES


     Value Trend Capital Management, LP was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations. The address of Value Trend Capital Management, LP is 480 North Magnolia Avenue, Suite 103, El Cajon, California 92020. The General Partners of Value Trend Capital Management, LP are Ross C. Provence and Jeffrey R. Provence who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP for purposes of the 1940 Act.


     Value Trend Capital Management, LP manages the investment portfolio of the Wireless Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, brokerage commissions and extraordinary expenses. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund.


     The advisory agreement for the Fund provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Value Trend Capital Management LP, as that term is defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval.


     The advisory agreement is terminable on 60 days' written notice, without penalty, by a vote of a majority of applicable Fund's outstanding shares or by vote of a majority of the Board of Trustees, or by the Adviser on 60 days' written notice, and automatically terminates in the event of its assignment. The advisory agreement provides that Value Trend Capital Management, LP owns all rights to and control of the name "Wireless Fund." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Value Trend Capital Management, LP to eliminate all reference to the words "Wireless Fund" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or the Wireless Fund.


     The advisory agreement provides that Value Trend Capital Management, LP shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

SUB-ADVISER

     Berkshire Capital Holdings, Inc., 475 Milan Drive, Suite #103, San Jose, California 95134-2453, serves as the Sub-Adviser (the "Sub-Adviser") to the Wireless Fund. The Sub-Adviser is a California corporation founded in February 1993. The company is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled by Malcolm R. Fobes III.


     Malcolm R. Fobes III founded Berkshire Capital Holdings, Inc. in 1993. He has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose state University in California. In addition to founding the company in 1993, Mr. Fobes was also simultaneously retained by Adobe Systems, Inc., a high-technology software development firm, as a technical support engineer from May 1991 to November 1994. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Adviser from November 1994 to present. Berkshire Capital Holdings, Inc. serves as investment adviser to the Berkshire Funds.


TRANSFER AGENT


     The Trust has entered into an agreement with Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville Ohio 44141("MSS"), to act as the Fund's transfer agent, and to provide the Trust with accounting services, record-keeping and shareholder service functions. For its services as fund accountant, MSS receives an annual fee from Value Trend Capital Management, LP based upon the average value of the Fund, to be determined.


CUSTODIAN


     US Bank, 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian") has been selected as the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, the Custodian will receive and deliver cash and securities of the Fund in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities. The Custodian will also maintain certain accounts and records of the Fund.


AUDITORS


     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145 has been selected as independent auditor for the Trust. McCurdy & Associates CPA's, Inc. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


FINANCIAL STATEMENTS


     The financial statements and independent auditors report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2002. The Trust will provide the Annual Report without charge at written or telephone request.


BROKERAGE ALLOCATION AND OTHER PRACTICES


     In placing orders for the purchase and sale of portfolio securities for the Fund, Value Trend Capital Subject to policies established by the Board of Trustees of the Trust, Value Trend Capital Management, LP is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. Value Trend Capital Management, LP seeks the best price and execution. Value Trend Capital Management, LP will not pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research products and/or services. Value Trend Capital Management, LP does not currently intend to effect transactions on such basis. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment Value Trend Capital Management, LP, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers. For the period April 3, 2000 to March 31, 2001 the Wireless Fund paid brokerage commissions of $60,060.65. For the period April 1, 2001 to March 31, 2002 the Wireless Fund paid brokerage commissions of $18,193.34.

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve it respective investment objectives. The portfolio turnover rate for the Wireless Fund and for the year ended March 31, 2002 was 50.52%.

DESCRIPTION OF THE TRUST

     The Trust, is registered with the Securities and Exchange Commission as an open-end management investment company, and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated January 13, 2000.


     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights.


     Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of the Fund.


     The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares or Fund into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").


     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any fund upon written notice to the shareholders. As a matter of policy, however, the Trustees will not terminate the Trust or any fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.


Voting Rights


     Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the Investment Company Act of 1940 or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.


     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by ten or more Shareholders of record, who have been such for at least six months preceding the date of application and who hold Shares in the aggregate net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability


     Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund would be unable to meet its obligations.


     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


PURCHASE, PRICING AND REDEMPTION


     Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:


Wireless Fund
8869 Brecksville Road, Suite C
Brecksville, Ohio 44141


     The procedures for purchasing shares of the Fund are summarized in "Investing in the Fund" in the Prospectus.


Pricing - Net Asset Value


     The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.


     The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.


Shareholder Services


     A shareholder's investment in the Fund is automatically credited to an open account maintained for the shareholder by Mutual Shareholder Services. Certificates representing shares are not issued. Following each transaction in the account, a shareholder will receive a statement of the transaction. After the close of each fiscal year Mutual Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

     The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.


     The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.


IRAs


     Under "Tax-Deferred Retirement Plans" the Prospectus refers to Individual Retirement Accounts (IRAs) and Roth IRAs established under a prototype. These plans may be funded with shares of the Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Fund.


     Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.


Redemptions


     The procedures for redemption of Fund shares are summarized in the Prospectus under "Instructions for Selling Fund Shares."


     Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.


     If a shareholder does not decline the telephone redemption service on the application form, Fund shares may be redeemed by making a telephone call directly to Mutual Shareholder Services at 1-877-59-FUNDS. There is currently a $15 charge for processing wire redemptions. Telephonic redemption requests must be received by 4:00 p.m. prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by Mutual Shareholder Services and a new request will be necessary.


     In order to redeem shares by telephone, a shareholder must not select the DISTRIBUTION & TELEPHONE OPTIONS section which states: I (we) DO NOT authorize The Transfer Agent to honor telephone instructions for this account. Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. I (we) understand that redemptions authorized by telephone are paid by check and mailed to me (us) or wire transferred to an account of the exact same title. I (we) understand that a limit for telephone redemptions is $25,000. The Trust, Wireless Fund and Mutual Shareholder Services are not responsible for the authenticity of withdrawal instructions received by telephone.


     The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by Mutual Shareholder Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.


     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.


     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Dividends and Distributions" and "Taxes" in the prospectus.


TAXATION


     As described in the Prospectus under "Taxes" it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized gains, if any, after offsetting any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Wireless Fund, 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141 . In order for a change to be in effect for any dividend or distribution, it must be received by 10:00 a.m. on or before the record date for such dividend or distribution.


     As required by Federal Law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


     Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), dividends of long-term capital gains generally will be subject to a maximum tax rate of 20% based upon the holding period in the portfolio investment generating the distributed gains. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.


     Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.


     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Pursuant to the 1997 Act, long-term capital gains generally will be subject to a maximum tax rate of 20% depending upon the shareholder's holding period in Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.


     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

CALCULATION OF PERFORMANCE DATA

     The Fund's total return is based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in a Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average annual return is based on historical earnings and is not intended to indicate future performance.

     For the purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the formula below.

     Under the following formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the applicable Fund's existence or shorter periods dating from the commencement of the Fund's registration. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

     The following information should be considered in light of a Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.


AVERAGE ANNUAL TOTAL RETURN

       P(1+T)n = ERV
Where:

          P    = a hypothetical initial payment of $1,000

          T    = average annual total return

          n    = number of years (1, 5, or 10)

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year period, at the end of such period (or fractional portion thereof).


The Fund's average annual compounded rates of total return as of March 31, 2002 was as follows:

                                            Since
                              One Year    Inception*
                              --------    ----------
Wireless Fund                  -31.25%       -55.04%

* The Wireless Fund commenced operations on March 4, 2000.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

     P(1+T)n = ATV(D)

Where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATV(D)" equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

The Fund's average annual total returns (after taxes on distributions) as of March 31, 2002 was follows:

                                            Since
                              One Year    Inception*
                              --------    ----------
Wireless Fund                  -31.25%       -55.04%

* The Wireless Fund commenced operations on March 4, 2000.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

     P(1+T)n = ATV(DR)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATV(DR)" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

The Fund's average annual total returns (after taxes on distributions and sale of Fund shares) as of March 31, 2002 was as follows:

                                            Since
                              One Year    Inception*
                              --------    ----------
Wireless Fund                  -19.03%       -39.89%

* The Wireless Fund commenced operations on March 4, 2000.


Performance Comparison


     Total Return. The fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.


     Lipper Analytical Services, Inc. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.


     Micropal, Inc. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5- year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.


     Morningstar, Inc. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including year-to-date, 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.


     CDA/Weisenberger's Management Results ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.


     Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock market performance, such as those listed below.


     Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.


     Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value- weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     MSCI-EAFE Index. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with


     Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.


     MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.


     Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.


     Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.


     Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.


     Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.


     From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications. Publications may publish their own rankings or performance reviews of mutual funds. References to or reprints of such articles may be used in the Fund's' promotional literature. References to articles regarding personnel of Value Trend Capital Management, LP who have portfolio management responsibility may also be used in the Fund's' promotional literature.

                                   PART C

                              OTHER INFORMATION



Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts. Copy of Registrant's Investment Advisory Agreement with Value Trend Capital Management, LP, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreements. Copy of Registrant's agreement with the Custodian was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(h) Other Material Contracts.

     (h.1)Copy of Registrant's  Transfer Agent Agreement with Mutual Shareholder
          Services,   LLC,  which  was  filed  as  an  Exhibit  to  Registrant's
          Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (h.2)Copy  of  Registrant's   Accounting  Services  Agreement  with  Mutual
          Shareholder Services, LLC, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(i) Legal Opinion. Legal Opinion of Ross C. Provence, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(j) Other Opinions. Consent of McCurdy & Associates CPA's is included as Exhibit J.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreements of the Wireless Fund, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.  Copy of Registrant's  Code of Ethics is included as Exhibit
P.

Item 24. Control Persons.

The Funds and the Adviser may be deemed to be under common control of Ross C. Provence (President of the Fund) and Jeffrey R. Provence (Secretary and Treasurer of the Fund), who are both General Partners of the Adviser.

Item 25. Indemnification.

Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust which was filed as an Exhibit to Registrant's Pre-Effective Amendment No.
1. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Activities of Investment Adviser.

(a) Value Trend Capital Management, LP, 480 North Magnolia Avenue, Suite 103, El Cajon, California 92020 ("Value Trend") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Value Trend during the past two years - None.

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not Discussed in Parts A or B. None.

Item 30. Undertakings. None.


                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 23rd day of July, 2002.


                                         Wireless Fund


                                         By: /s/ Ross C. Provence
                                             --------------------
                                             Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                    Date

/s/ Ross C. Provence                                          7/23/02
--------------------                                          -------
Ross C. Provence                 President and
                              Trustee of the Funds


/s/ Bradley J. DeHaven                                        7/23/02
----------------------                                        -------
Bradley J. DeHaven            Vice President and
                             Trustee of the Funds


/s/ Jeffrey R. Provence                                       7/23/02
-----------------------                                       -------
Jeffrey R. Provence          Secretary, Tresurer and
                              Trustee of the Funds


/s/ Thomas H. Addis                                           7/23/02
--------------------                                          -------
Thomas H. Addis III            Trustee of the Funds



/s/ George Cossolias                                          7/23/02
--------------------                                          -------
George Cossolias, CPA          Trustee of the Funds

                                  WIRELESS FUND
           PART C - EXHIBIT LIST FOR POST-EFFECTIVE AMENDMENT NO. 2
                           AS FILED ON AUGUST 1, 2002

                                  EXHIBIT INDEX

ITEM 23

1. Consent of Independent Certified Public Accountants..............EX-99.23.J

2. Code of Ethics...................................................EX-99.23.P

EX-99.23.J

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the use in this Post-effective Amendment No. 2 to the Registration Statement for Wireless Trust (SEC File number 811-09781) of all references to our firm included in or made a part of this Amendment.

/s/ McCurdy & Associates
McCurdy & Associates CPA's, Inc.
July 26, 2002

EX-99.23.P


                                 CODE OF ETHICS

                                 WIRELESS FUND &

                       VALUE TREND CAPITAL MANAGEMENT, LP.


I.  Statement of General Principles

     This Code of Ethics has been adopted by WIRELESS FUND (the "Trust") and its adviser, Value Trend Capital Management, LP. (the "Adviser"), for the purpose of instructing all employees, officers, directors and trustees of the Trust and/or the Adviser in their ethical obligations and to provide rules for their personal securities transactions. All such employees, officers, directors and trustees owe a fiduciary duty to the Trust and its shareholders. A fiduciary duty means a duty of loyalty, fairness and good faith towards the Trust and its shareholders, and the obligation to adhere not only to the specific provisions of this Code but to the general principles that guide the Code. These general principles are:

     The duty at all times to place the interests of the Trust and its shareholders first;

     The requirement that all personal securities transactions be conducted in a manner consistent with the Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual's position of trust and responsibility; and

     The fundamental standard that such employees, officers, directors and trustees should not take inappropriate advantage of their positions, or of their relationship with the Trust or its shareholders.

     It is imperative that the personal trading activities of the employees, officers, directors and trustees of the Trust and the Adviser, respectively, be conducted with the highest regard for these general principles in order to avoid any possible conflict of interest, any appearance of a conflict, or activities that could lead to disciplinary action. This includes executing transactions through or for the benefit of a third party when the transaction is not in keeping with the general principles of this Code. All personal securities transactions must also comply with the Securities & Exchange Commission's Rule 17j-1. Under this rule, no Employee may:

employ any device, scheme or artifice to defraud the Trust or any of its shareholders;

make to the Trust or any of its shareholders any untrue statement of a material fact or omit to state to such client a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or any of its shareholders; or engage in any manipulative practice with respect to the Trust or any of its shareholders.

II.  Definitions

     A. Advisory Employees: Employees who participate in or make recommendations with respect to the purchase or sale of securities.

     B. Beneficial Interest: ownership or any benefits of ownership, including the opportunity to directly or indirectly profit or otherwise obtain financial benefits from any interest in a security.

     C. Compliance Officer: Ross C. Provence, or with respect to Ross C. Provence, a majority of the Disinterested Trustees.

     D. Disinterested Trustees: trustees whose affiliation with the Trust is solely by reason of being a trustee of the Trust.

     E. Employee Account: each account in which an Employee or a member of his or her family has any direct or indirect Beneficial Interest or over which such person exercises control or influence, including, but not limited to, any joint account, partnership, corporation, trust or estate. An Employee's family members include the Employee's spouse, minor children, any person living in the home of the Employee and any relative of the Employee (including in-laws) to whose support an Employee directly or indirectly contributes.

     F. Employees: the employees, officers, and trustees of the Trust and the employees, officers and directors of the Adviser, including Advisory Employees.

     G. Exempt Transactions: transactions which are 1) effected in an amount or in a manner over-which the Employee has no direct or indirect influence or control, 2) pursuant to a systematic dividend reinvestment plan, systematic cash purchase plan or systematic withdrawal plan, 3) in connection with the exercise or sale of rights to purchase additional securities from an issuer and granted by such issuer pro-rata to all holders of a class of its securities, 4) in connection with the call by the issuer of a preferred stock or bond, 5) pursuant to the exercise by a second party of a put or call option, 6) closing transactions no more than five business days prior to the expiration of a related put or call option, 7) with respect to affiliated registered open-end investment companies.

     H. Funds: any series of the Trust.

     I. Related Entity: a partnership or other entity 1) in which persons unaffiliated with the Adviser or any Employee (and not otherwise subject to this Code) participate and 2) to which the Adviser or an Employee acts as adviser, general partner or other fiduciary.

     J. Related Securities: securities issued by the same issuer or issuer under common control, or when either security gives the holder any contractual rights with respect to the other security, including options, warrants or other convertible securities.

     K. Securities: any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit sharing agreement, collateral-trust certificate, pre-organization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas or other mineral rights, or, in general, any interest or instrument commonly known as a "security," or any certificate or interest or participation in temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase (including options) any of the foregoing; except for the following: 1) securities issued by the government of the United States, 2) bankers' acceptances, 3) bank certificates of deposit, 4) commercial paper, and 5) shares of registered open-end investment companies.

     L. Securities Transaction: the purchase or sale, or any action to accomplish the purchase or sale, of a Security for an Employee Account.

III.  Personal Investment Guidelines

     A.   Personal Accounts:

     1. The Personal Investment Guidelines in this Section III do not apply to Exempt Transactions. Employees must remember that regardless of the transaction's status as exempt or not exempt, the Employee's fiduciary obligations remain unchanged.

     2. While trustees of the Trust are subject at all times to the fiduciary obligations described in this Code, the Personal Investment Guidelines and Compliance Procedures in Sections III and IV of this Code apply to Disinterested Trustees only if the trustee knew, or in the ordinary course of fulfilling the duties of that position, should have known, that during the fifteen days immediately preceding or after the date of the trustee's transaction that the same Security or a Related Security was or was to be purchased or sold for a Fund or that such purchase or sale for a Fund was being considered, in which case such Sections apply only to such transaction.

     3. A Securities Transaction effected on behalf of a Related Entity is subject to this Code because the Adviser or an Employee has an interest in the Related Entity. While the Adviser and each Employee is subject at all times to the fiduciary obligations described in this. Code, paragraphs 4 and 5 of this
Section III do not apply to a Securities Transaction effected on behalf of a Related Entity.

     4. Except as provided in paragraph 3 of this Section 111, Employees may not execute a Securities Transaction on a day during which a purchase or sell order in that same Security or a Related Security is pending for a Fund. Securities Transactions executed in violation of this prohibition shall be unwound or, if not possible or practical, the Employee must disgorge to the Fund the value received by the Employee due to any favorable price differential received by the Employee. For example, if the Employee buys 100 shares at $10 per share, and the Fund buys 1000 shares at $11 per share, the Employee will pay $100 (100 shares x $1 differential) to the Fund.

     5. Except as provided in paragraph 3 on this Section III, an Advisory Employee may not execute a Securities Transaction within seven (7) calendar days before or after a transaction in the same Security or a Related Security has been executed on behalf of a Fund. If the Compliance Officer determines that a transaction has violated this prohibition, the transaction shall be unwound or, if not possible or practical, the Employee must disgorge to the Fund the value received by the Employee due to any favorable price differential received by the Employee.

     6. In connection with a private placement acquisition the Employee must pre- clear the acquisition with the Compliance Officer. The Compliance Officer will take into account, among other factors, whether the investment opportunity should be reserved for a Fund, and whether the opportunity is being offered to the Employee by virtue of the Employee's position with the Trust or the Adviser. Employees who have been authorized to acquire securities in a private placement will, in connection therewith, be required to disclose that investment if and when the Employee takes part in any subsequent investment in the same issuer. In such circumstances, the determination to purchase Securities of that issuer on behalf of a Fund will be subject to an independent review by personnel of the Adviser with no personal interest in the issuer.

     7. Employees are prohibited from acquiring any Securities in an initial public offering without pre clearance by the Compliance Officer.

     B.   Other Restrictions:

     1. Employees are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization by the Compliance Officer. The consideration of prior authorization will be based upon a determination that the board service will be consistent with the interests of the Trust and the Funds' shareholders. In the event that board service is authorized, Employees serving as directors will be isolated from other Employees making investment decisions with respect to the securities of the company in question.

     2. No Employee may accept from a customer or vendor an amount in excess of $50 per year in the form of gifts or gratuities, or as compensation for services. If there is a question regarding receipt of a gift, gratuity or compensation, it is to be reviewed by the Compliance Officer.

IV.  Compliance Procedures

     A.   Employee Disclosure and Certification:

     1. At the commencement of employment with the Trust or the Adviser, each Employee must certify that he or she has read and understands this Code and recognizes that he or she is subject to it, and must disclose all personal Securities holdings.

     2. The above disclosure and certification is also required annually, along with an additional certification that the Employee has complied with the requirements of this Code and has disclosed or reported all personal Securities Transactions required to be disclosed or reported pursuant to the requirements of this Code.

     B.   Compliance:

     1. All Employees must provide copies of all broker confirmations and periodic account statements to the Compliance Officer. Each Employee must report, no later than ten (10) days after the close of each calendar quarter, on the Securities Transaction Report form provided by the Trust or the Adviser, all transactions in which the Employee acquired any direct or indirect Beneficial Interest in a Security, including Exempt Transactions but excluding transactions effected on behalf of a Related Entity, and certify that he or she has reported all transactions required to be disclosed pursuant to the requirements of this Code.

     2. The Compliance Officer will, on a quarterly basis, check the trading confirmations provided by brokers to verify that the Employee has not violated the Code. The Employee's annual disclosure of Securities holdings will be reviewed by the Compliance Officer for compliance with this Code, including transactions that reveal a pattern of trading inconsistent with this Code.

     3. If an Employee violates this Code, the Compliance Officer will report the violation to management personnel of the Trust and the Adviser for appropriate remedial action which, in addition to the actions specifically delineated in other sections of this Code, may include a reprimand of the Employee, or suspension or termination of the Employee's relationship with the Trust and or the Adviser.

     4. For purposes of reviewing the Securities Transactions permitted by paragraph 3 of Section 111, the Compliance Officer will, on a quarterly basis, provide the Disinterested Trustees with a report which discloses all Securities Transactions effected on behalf of a Related Entity if the Fund sold or purchased the same Security or Related Security on the same day. The report to will disclose, for the Fund transaction and the Related Entity transaction, the name of the broker, number of shares, commission and price paid. The Compliance Officer will also disclose to the Disinterested Trustees the name of each Related Entity and the percentage of each Related Entity not owned by Employees or the Adviser, and report to the Disinterested Trustees any material change in such information.

     5. The management personnel of the Trust will prepare an annual report to the Trust's board of trustees that summarizes existing procedures and any changes in the procedures made during the past year. The report will identify any violations of this Code, any significant remedial action during the past year and any recommended procedural or substantive changes to this Code based on management's experience under this Code, evolving industry practices or legal developments.